Subsequent Events (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 22, 2021	Dec. 31, 2019	Mar. 31, 2021	Jan. 20, 2021	Dec. 31, 2020	Mar. 15, 2020	Feb. 12, 2020
common stock authorized		75,000,000	300,000,000		75,000,000
common stock par value		$ 0.001	$ 0.001		$ 0.001
Issuance of shares, shares		3,413,312
Shares issued price per share		$ 0.968
Board of Directors [Member]
common stock authorized						576,888	2,235,691
Subsequent Event [Member] | Investor [Member]
Issuance of shares, shares	22,222,223
Issuance of shares value	$ 20,000
Shares issued price per share	$ 0.001
Warrant exercise price	$ 1.15
Warrant description	Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of the common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.
Subsequent Event [Member] | Board of Directors [Member]
common stock authorized				225,000,000
common stock par value				$ 0.001
Increase in authorized ordinary shares				300,000,000